Inventory - Summary of Components of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Inventory, Net [Abstract]
Finished goods	$ 54,318	$ 77,212
Raw materials	803	10,369
Provision for obsolescence	(3,483)	(9,390)
Total	$ 51,638	$ 78,191